INCOME (LOSS) PER COMMON SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
INCOME (LOSS) PER COMMON SHARE

Basic net income (loss) per share attributable to common stockholders, amounts are computed by dividing the net income (loss) plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of shares outstanding during the year.

Diluted net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends, deemed dividends on preferred stock, after-tax interest on convertible debt and convertible dividends by the weighted average number of shares outstanding during the year, plus Series C and Series D convertible preferred stock, convertible debt, convertible preferred dividends and warrants convertible into common stock shares.

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

In thousands	Six months ended June 30,
	2020	2019

Net loss	$(4,049)	$(2,878)
Basic weighted average number of shares outstanding	8,463	3,319
Net income loss per share (basic)	$(0.48)	$(0.87)
Diluted weighted average number of shares outstanding	8,463	3,319
Net income (loss) per share (diluted)	$(0.48)	$(0.87)

Dilutive equity instruments (number of equivalent units):
Stock options	-	-
Preferred stock	-	-
Convertible debt	31,228	38,786
Warrants	5,341	30,235
Total Dilutive instruments	36,569	69,021

Basic net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of shares outstanding during the year.

Diluted net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends, deemed dividends on preferred stock, after-tax interest on convertible debt and convertible dividends by the weighted average number of shares outstanding during the year, plus Series C convertible preferred stock, convertible debt, convertible preferred dividends and warrants convertible into common stock shares.

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

In thousands	December 31,
	2019		2018

Net income (loss)	$	(1,921)	$900
Basic weighted average number of shares outstanding		3,302	462
Net income (loss) per share (basic)		$(0.58)	$1.95
Diluted weighted average number of shares outstanding		3,302	65,227
Net income (loss) per share (diluted)		$(0.58)	$0.0138

Dilutive equity instruments (number of equivalent units):
Stock options		-	-
Preferred stock		-	-
Convertible debt		39,636	42,226
Warrants		30,208	22,530
Total Dilutive instruments		73,144	65,226

For period of net loss, basic and diluted earnings per share are the same as the assumed exercise of warrants and the conversion of convertible debt are anit-dilutive.